N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.5%)

Education (10.5%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$610,184
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	795,418
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	294,528
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,222,240
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,251,611
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	553,565
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	599,620
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	280,236
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	130,000	134,603
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	399,907
		7,141,912
General Obligation (16.0%)
Bozeman MT 4.000% 07/01/28	540,000	612,311
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	776,399
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	609,662
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	711,235
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	462,386
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	481,828
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,402
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	447,489
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	974,486
Montana St Ref-Long Range Bldg Program 4.000% 08/01/27	480,000	538,291
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	159,438
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	164,503
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	174,849
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	822,429
Valley Cnty MT Sch Dist #1-A(Glasgow) GO 4.250% 07/01/31	450,000	494,429
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	620,000
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	628,274
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,210,370
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/31	350,000	414,078
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/32	435,000	512,500
		10,965,359
Health Care (29.2%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,298
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,234
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	256,723
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	125,560
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	625,602
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	265,560
MT Fac Fin Auth Health Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,128,976
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,500,258
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	417,548
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	784,410
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,182,830
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	181,750
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,554,030
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	303,240
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	153,625
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	281,347
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	705,000	750,550
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,077,230
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	443,328
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	659,462
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	932,596
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,175,441
MT Fac Fin Auth Hlth Fac Ref-Bozeman Deaconess Hlth Svcs-Ser C 5.000% 06/01/29	915,000	1,056,194
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,595
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	230,000	230,720
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	955,000	957,597
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,361,237
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	266,834
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	771,479
		19,966,254
Housing (14.2%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	160,000	161,170
MT Brd of Hsg Single Family Program 2.650% 12/01/21	350,000	352,461
MT Brd of Hsg Single Family Program 3.000% 06/01/23	210,000	211,886
MT Brd of Hsg Single Family Program 3.000% 12/01/23	100,000	101,273
MT Brd of Hsg Single Family Program 3.150% 06/01/24	410,000	415,855
MT Brd of Hsg Single Family Program 3.150% 12/01/24	150,000	150,819
MT Brd of Hsg Single Family Program 3.350% 06/01/25	170,000	172,341
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	250,000	271,440
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	225,000	243,679
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	630,000	679,770
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	355,000	380,798
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	45,000	45,282
MT Brd of Hsg Single Family Program 5.050% 12/01/24	60,000	62,218
MT Brd of Hsg Single Family Program 5.300% 12/01/29	235,000	242,365
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,075,000	1,120,204
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	500,000	525,595
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	630,000	655,099
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	175,000	178,061
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	170,000	174,639
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	450,000	463,207
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,079
#MT St Brd of Hsg SF Mtg Ser B-1 4.000% 12/01/38	3,000,000	3,020,580
		9,708,821
Other Revenue (15.6%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	289,831
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	317,952
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,272
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,329
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,258
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	403,884
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	421,645
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	502,520
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	931,599
Billings MT Tax Increment Urban Renewal Ref 4.250% 07/01/35	1,000,000	980,590
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	211,720
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	662,922
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	624,348
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,038,830
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	296,904
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	291,316
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	190,913
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	910,325
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	135,144
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	482,600
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	293,296
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	220,764
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	115,000	115,360
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	355,000	355,018
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	796,002
		10,682,342
Transportation (8.4%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	853,160
Billings MT Arpt Rev 4.750% 07/01/19	350,000	379,099
Billings MT Arpt Rev 5.000% 07/01/20	235,000	257,400
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	804,604
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,039,520
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	206,634
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	218,974
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,292
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,260
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	399,160
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	200,085
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	254,218
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	258,826
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	253,132
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	383,887
		5,716,251
Utilities (4.6%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	239,957
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	247,889
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	275,098
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	271,705
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	271,487
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,849,842
		3,155,978

TOTAL MUNICIPAL BONDS (COST: $64,339,330)		$67,336,917

SHORT-TERM SECURITIES (0.7%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $490,071)	490,071	$490,071

TOTAL INVESTMENTS IN SECURITIES (COST: $64,829,401) (99.2%)		$67,826,988
OTHER ASSETS LESS LIABILITIES (0.8%)		535,968

NET ASSETS (100.0%)		$68,362,956

^	Variable rate security; rate shown represents rate as of September 30, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of September 30, 2015.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (15.5%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$266,090
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	260,810
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	474,532
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	397,354
ND St Brd Higher Ed Rev Hsg & Aux 4.000% 04/01/33	500,000	519,030
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/26	265,000	271,890
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/27	275,000	277,755
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/28	280,000	285,113
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/29	290,000	292,300
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	261,027
ND St Brd Higher Ed 5.000% 04/01/25	160,000	176,530
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	159,518
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	289,565
		3,931,514
General Obligation (24.8%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	525,400
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	827,400
Dickinson ND Public School District #1 4.000% 08/01/34	400,000	418,824
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	300,000	335,268
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	254,353
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	204,210
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	370,639
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	211,414
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	250,550
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	603,761
Minot ND Arpt Rev Amt- Set D 4.000% 10/01/28	355,000	374,280
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	216,062
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	270,178
West Fargo ND GO 4.000% 05/01/26	400,000	439,420
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	144,123
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	554,845
Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	269,246
		6,269,973
Health Care (18.9%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	363,900
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	293,723
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	594,790
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,251
Fargo ND Health Sys 5.500% 11/01/20	500,000	597,290
Fargo ND Health Sys 6.000% 11/01/28	500,000	596,395
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	575,085
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	626,424
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/32	250,000	270,225
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	317,355
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	160,423
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	253,278
		4,774,139
Housing (11.8%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	100,066
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	445,304
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	307,710
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	153,720
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	836,009
ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,172,293
		3,015,102
Other Revenue (10.4%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	293,700
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	307,163
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	102,844
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	153,674
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	243,506
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	279,643
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	228,516
ND Pub Fin Auth 4.000% 06/01/30	400,000	424,384
ND Pub Fin Auth Capital Financing Prog Ser-A 4.000% 06/01/28	265,000	287,896
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	312,717
		2,634,043
Transportation (7.0%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	380,086
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	551,305
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	188,904
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	638,622
		1,758,917
Utilities (9.2%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	523,279
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	706,435
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	276,946
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	813,803
		2,320,463

TOTAL MUNICPAL BONDS (COST: $23,353,855)		$24,704,151

SHORT-TERM SECURITIES (1.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $353,503)	353,503	$353,503

TOTAL INVESTMENTS IN SECURITIES (COST: $23,707,358) (99.0%)		$25,057,654
OTHER ASSETS LESS LIABILITIES (1.0%)		263,355

NET ASSETS (100.0%)		$25,321,009

^	Variable rate security; rate shown represents rate as of September 30, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$64,829,401	$23,707,358
Unrealized appreciation	$3,002,585	$1,355,456
Unrealized depreciation	($4,998)	($5,160)
Net unrealized appreciation (depreciation)*	$2,997,587	$1,350,296

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2015:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$490,071	$0	$0	$490,071
Municipal Bonds	0	67,336,917	0	67,336,917
Total	$490,071	$67,336,917	$0	$67,826,988

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$353,503	$0	$0	$353,503
Municipal Bonds	0	24,704,151	0	24,704,151
Total	$353,503	$24,704,151	$0	$25,057,654

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 24, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 24, 2015